Derivative Asset (Tables)	12 Months Ended
Dec. 31, 2023
Fair Value Disclosures [Abstract]
Derivative Asset - Schedule of Derivative Assets (Table)

	December 31, 2023	December 31, 2022
Opening balance	$63,503	$7,227
Derivative asset premium	-	15,370
Unrealized (loss)/gain on derivative assets	(16,625)	31,221
Fair value adjustment on derivative asset	(5,372)	9,685
Closing balance	$41,506	$63,503
Less: Current portion of derivative assets	(24,639)	(29,645)
Non-current portion of derivative assets	$16,867	$33,858